Commitments and contingencies - Finance leases (Details) - Japanese Operating Leases with Call Options Arrangement - Boeing 737NG aircraft € in Millions	12 Months Ended		120 Months Ended
	Mar. 31, 2021 aircraft	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2014 aircraft	Mar. 31, 2020 EUR (€) aircraft
Operating and Finance leases
Period to exercise call option to purchase aircraft	10 years
Minimum future lease payments, number of aircrafts | aircraft	0	12		10
Minimum payments		€ 200.1		€ 178.9
Less amounts allocated to future financing costs		(0.7)
Present value of minimum lease payments		199.4		178.9
Euro Member Countries, Euro
Operating and Finance leases
Number of aircraft accounted as finance lease | aircraft			30
Period of euro denominated Japanese operating lease with call options			13 years
Calculated Present Value
Operating and Finance leases
Minimum payments		186.4		172.1
Less amounts allocated to future financing costs		(0.6)
Present value of minimum lease payments		185.8		172.1
Less than one year
Operating and Finance leases
Minimum payments		21.4		178.9
Less than one year | Calculated Present Value
Operating and Finance leases
Minimum payments		20.9		€ 172.1
Between two and five years
Operating and Finance leases
Minimum payments		178.7
Between two and five years | Calculated Present Value
Operating and Finance leases
Minimum payments		€ 165.5